Gains (losses) from operating activities in the statement of income by function of expenses, included according to their nature (Details 3) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Amounts recovered from insurance	$ 827	$ 126
Total	32,048	17,827	$ 15,202
Other Incomes [Member]
Discounts obtained from suppliers	705	345	771
Fines charged to suppliers	698	199	358
Taxes recovered	685	1,278	657
Amounts recovered from insurance	443	154	5,636
Overestimate of provisions for third-party obligations	375	586	573
Options on mining claims	16,095	2,607	2,577
Easements, pipelines and roads	10,806	4,656	219
Reimbursement mining licenses and notary expenses	394	1,196	1,300
Shares obtained in junior mining companies	0	2,263	421
Other operating income	1,847	4,543	2,690
Total	$ 32,048	$ 17,827	$ 15,202